Provisions for Product Warranty - Disclosure of Movement of Provisions for Product Warranty (Details) - Warranty provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Other provisions at beginning of period	$ 17,562	$ 21,321	$ 11,002
Provisions recognized	5,642	5,260	14,193
Usage	(7,811)	(10,200)	(4,447)
Effect of foreign exchange difference	237	1,181	573
Other provisions at end of period	$ 15,630	$ 17,562	$ 21,321